FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Investments, All Other Investments [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company's liabilities measured at fair value on a recurring basis at June 30, 2020 and 2019:

	June 30, 2020
	Level 1	Level 2	Level 3	Total
Financial assets:
Other accounts receivable and prepaid expenses:
Foreign currencies derivatives	$-	$202	$-	$202

Total	$-	$202	$-	$202

	June 30, 2019
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Other accounts payable and accrued expenses:
Foreign currencies derivatives	$-	$14	$-	$14

Total	$-	$14	$-	$14